Related Party Balances (Tables)	6 Months Ended
Apr. 30, 2026
Related Party Balances [Abstract]
Schedule of Amount Due to the Related Parties Transactions

As of April 30, 2026 and October 31, 2025, the amount due to the related parties was $12,362 and $12,562, which consisted of the followings:

Related Party Name	April 30, 2026	October 31, 2025	Relationship	Note
Tao Li	$-	$703	Former Director and Chairman of the Board, Chief Executive Officer, Director	Interest free loan
Huijie Gao	12,362	11,859	Chief Financial Officer	Interest free loan